SHARE BASED COMPENSATION AND BENEFIT PLANS, Options Exercised During the Periods (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Information regarding options exercised [Abstract]
Employee matching contribution, percentage	50.00%	50.00%	50.00%
Maximum contribution of employees' eligible wages	8.00%	8.00%	6.00%
Maximum matching contribution, percent	6.00%
Employee stock ownership plan (ESOP), contributions	2.00%	2.00%	2.00%
401(k) and employee stock ownership plans amount expensed	$ 2,600	$ 2,300	$ 1,600
Performance-based compensation expense	9,500	9,800	8,000
Health care and life insurance expense	5,700	5,200	4,000
Stock Options [Member]
Information regarding options exercised [Abstract]
Intrinsic value	897	2,333	623
Cash proceeds received	706	1,420	142
Tax benefit realized	$ 188	$ 490	$ 218